Derecognition and offset of financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of derecognition and offsetting of financial assets and liabilities [Abstract]
Transferred financial assets of bonds under repurchase agreements that are not derecognized in their entirety

1) Bonds sold under repurchase agreements

The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition, are as follows (Unit: Korean Won in millions):

		December 31, 2018	December 31, 2019
Assets transferred	Financial assets at FVTPL	—	407,985
	Financial assets at FVTOCI	33,588	56,975
	Securities at amortized cost	5,552	42,841
	Loans and other financial assets at amortized cost	—	82,594

	Total	39,140	590,395

Related liabilities	Bonds sold under repurchase agreements	42,907	569,002

Transferred financial assets of loaned securities that are not derecognized in their entirety

2) Securities loaned

When the Group loans its securities to outside parties, the legal ownerships of the securities are transferred; however, they should be returned at the end of lending period. Therefore, the Group does not derecognize them from the consolidated financial statements as it owns majority of risks and benefits from the securities continuously, regardless of the transfer of legal ownership. The carrying amounts of the securities loaned are as follows (Unit: Korean Won in millions):

		December 31, 2018	December 31, 2019	Loaned to
Financial assets at FVTOCI	Korean financial institution’s debt securities and others	40,029	80,737	Korea Securities Finance Corporation

The details of the transferred financial assets that do not meet the conditions of derecognition in their entirety, such as disposal of securities under repurchase agreement or securities loaned, are explained in Note 18. The Group does not have continuing involvement in transferred financial assets.

Financial instruments to be offset and may be covered by master netting agreements and similar agreements

As of December 31, 2018 and 2019, the financial instruments to be off set and may be covered by master netting agreements and similar agreements are as follows (Unit: Korean Won in millions):

	December 31, 2018
	Gross amounts of recognized financial assets	Gross amounts of recognized financial assets setoff	Net amounts of financial assets presented	Related amounts not setoff in the consolidated statement of financial position		Net amounts
				Netting agreements and others	Cash collateral received
Financial assets:
Derivative assets(*1)	1,908,542	—	1,908,542	5,527,117	66,857	515,100
Receivable spot exchange(*2)	4,200,532	—	4,200,532
Bonds purchased under resale agreements(*2)	11,701,951	—	11,701,951	11,701,951	—	—
Domestic exchange settlement credits(*2)(*6)	30,090,598	29,699,412	391,186	—	—	391,186

Total	47,901,623	29,699,412	18,202,211	17,229,068	66,857	906,286

	December 31, 2018
	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial liabilities setoff	Net amounts of financial liabilities presented	Related amounts not setoff in the consolidated statement of financial position		Net amounts
				Netting agreements and others	Cash collateral pledged
Financial liabilities:
Derivative liabilities(*1)	1,862,681	—	1,862,681	5,540,147	115,615	577,713
Equity-linked securities index in short position(*3)	164,767	—	164,767
Payable spot exchange(*4)	4,206,027	—	4,206,027
Bonds sold under repurchase agreements(*5)	42,907	—	42,907	42,907	—	—
Domestic exchange settlement debits(*4)(*6)	36,832,774	29,699,412	7,133,362	6,231,538	—	901,824

Total	43,109,156	29,699,412	13,409,744	11,814,592	115,615	1,479,537

(*1)	The items include derivatives held for trading, derivatives designated for hedging.
(*2)	The items are included in loan at amortized cost and other financial assets.
(*3)	The items are equity linked securities related to derivatives and are included in financial liabilities at FVTPL.
(*4)	The items are included in other financial liabilities.
(*5)	The items are included in borrowings.
(*6)	Certain financial assets and liabilities are presented as net amounts.

	December 31, 2019
	Gross amounts of recognized financial assets	Gross amounts of recognized financial assets setoff	Net amounts of financial assets presented	Related amounts not setoff in the consolidated statement of financial position		Net amounts
				Netting agreements and others	Cash collateral received
Financial assets:
Derivative assets(*1)	3,032,894	—	3,032,894	7,058,885	111,122	975,093
Receivable spot exchange(*2)	5,112,206	—	5,112,206
Bonds purchased under resale agreements(*2)	8,981,752	—	8,981,752	8,981,752	—	—
Domestic exchange settlement credits(*2)(*6)	31,642,486	31,269,258	373,228	—	—	373,228

Total	48,769,338	31,269,258	17,500,080	16,040,637	111,122	1,348,321

	December 31, 2019
	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial liabilities setoff	Net amounts of financial liabilities presented	Related amounts not setoff in the consolidated statement of financial position		Net amounts
				Netting agreements and others	Cash collateral pledged
Financial liabilities:
Derivative liabilities(*1)	2,824,449	—	2,824,449	7,071,549	172,488	779,424
Equity-linked securities in short position(*3)	87,626	—	87,626
Payable spot exchange(*4)	5,111,386	—	5,111,386
Bonds sold under repurchase agreements(*5)	569,002	—	569,002	180,402	388,600	—
Domestic exchange settlement debits(*4)(*6)	32,531,186	31,269,258	1,261,928	1,257,280	—	4,648

Total	41,123,649	31,269,258	9,854,391	8,509,231	561,088	784,072

(*1)	The items include derivatives held for trading, derivatives designated for hedging.
(*2)	The items are included in loan at amortized cost and other financial assets.
(*3)	The items are equity linked securities related to derivatives and are included in financial liabilities at FVTPL.
(*4)	The items are included in other financial liabilities.
(*5)	The items are included in borrowings.
(*6)	Certain financial assets and liabilities are presented as net amounts.